Employee Incentive Schemes - Stock Option Activity (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options, Outstanding Number of shares, Beginning Balance	11,718,464
Stock Options, Number of shares, Granted	654,000	769,500	3,555,500
Stock Options, Number of shares, Exercised	(1,497,025)	(115,240)	(181,999)
Stock Options, Number of shares, Lapsed	(269,340)
Stock Options, Outstanding Number of shares, Ending Balance	10,606,099	11,718,464
Stock Options, Weighted average exercise price, Beginning Balance	1.01
Stock Options, Weighted average exercise price, Granted	0.33
Stock Options, Weighted average exercise price, Exercised	0.30	0.25	0.46
Stock Options, Weighted average exercise price, Lapsed	1.13
Stock Options, Weighted average exercise price, Ending Balance	1.07	1.01